UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-4182

Name of Fund:  BlackRock International Value Fund of BlackRock Funds II

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock International Value Fund of BlackRock Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
       P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 06/30/2007

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments


BlackRock International Value Fund of BlackRock Funds II


Schedule of Investments as of September 30, 2006                                                                (in U.S. dollars)

                                                    Shares
Country             Industry                          Held   Common Stocks                                              Value
Australia - 3.0%    Commercial Banks - 0.9%        792,307   Australia & New Zealand Banking Group Ltd.           $    15,881,261

                    Food & Staples               2,744,885   AWB Ltd.                                                   6,698,189
                    Retailing - 0.4%

                    Metals & Mining - 0.5%       1,530,000   Iluka Resources Ltd.                                       8,117,953

                    Oil, Gas & Consumable        4,873,200   Australian Worldwide Exploration Ltd. (c)                 10,509,875
                    Fuels - 0.6%

                    Real Estate Investment       3,990,514   Multiplex Group                                           10,482,309
                    Trusts (REITs) - 0.6%

                                                             Total Common Stocks in Australia                          51,689,587


Belgium - 0.7%      Leisure Equipment &            480,811   AGFA-Gevaert NV                                           11,389,584
                    Products - 0.7%

                                                             Total Common Stocks in Belgium                            11,389,584


Finland - 1.8%      Electric Utilities - 1.8%    1,160,821   Fortum Oyj                                                30,894,643

                                                             Total Common Stocks in Finland                            30,894,643


France - 11.5%      Automobiles - 2.7%             305,041   Peugeot SA                                                17,183,721
                                                   243,090   Renault SA                                                27,852,715
                                                                                                                  ---------------
                                                                                                                       45,036,436

                    Commercial Banks - 3.6%        332,723   BNP Paribas                                               35,762,391
                                                   578,576   Credit Agricole SA                                        25,388,098
                                                                                                                  ---------------
                                                                                                                       61,150,489

                    Construction &                 217,367   Vinci SA                                                  24,175,752
                    Engineering - 1.4%

                    Insurance - 0.7%                99,035   Assurances Generales de France (AGF)                      12,457,469

                    Machinery - 1.1%                78,295   Vallourec                                                 18,239,277

                    Oil, Gas & Consumable          511,103   Total SA                                                  33,505,080
                    Fuels - 2.0%

                                                             Total Common Stocks in France                            194,564,503

Germany - 12.0%     Air Freight &                  659,219   Deutsche Post AG                                          17,285,898
                    Logistics - 1.0%

                    Chemicals - 2.6%               265,436   BASF AG                                                   21,233,669
                                                   450,245   Bayer AG                                                  22,928,034
                                                                                                                  ---------------
                                                                                                                       44,161,703

                    Construction &                 305,412   Hochtief AG                                               19,100,340
                    Engineering - 1.1%

                    Electric Utilities - 1.6%      226,727   E.ON AG                                                   26,848,116

                    Industrial                     337,205   Siemens AG                                                29,388,290
                    Conglomerates - 1.7%

                    Insurance - 1.4%               133,667   Allianz AG Registered Shares                              23,109,209

                    Metals & Mining - 1.2%         610,095   ThyssenKrupp AG                                           20,534,347

                    Multi-Utilities - 1.4%         246,650   RWE AG                                                    22,730,343

                                                             Total Common Stocks in Germany                           203,158,246

Hungary - 0.9%      Oil, Gas & Consumable          157,905   Mol Magyar Olaj- es Gazipari Rt.                          14,370,063
                    Fuels - 0.9%

                                                             Total Common Stocks in Hungary                            14,370,063


Ireland - 1.9%      Commercial Banks - 1.9%      1,218,468   Allied Irish Banks Plc                                    32,382,583

                                                             Total Common Stocks in Ireland                            32,382,583


Italy - 6.2%        Commercial Banks - 2.8%      2,093,063   Capitalia SpA                                             17,334,810
                                                 3,679,720   UniCredito Italiano SpA                                   30,508,180
                                                                                                                  ---------------
                                                                                                                       47,842,990

                    Diversified                  9,438,740   Telecom Italia SpA (RNC)                                  22,717,446
                    Telecommunication
                    Services - 1.3%

                    Oil, Gas & Consumable        1,195,212   ENI SpA                                                   35,383,072
                    Fuels - 2.1%

                                                             Total Common Stocks in Italy                             105,943,508


Japan - 20.0%       Automobiles - 4.0%             514,000   Honda Motor Co., Ltd.                                     17,283,530
                                                 2,071,000   Nissan Motor Co., Ltd.                                    23,206,988
                                                   500,400   Toyota Motor Corp.                                        27,210,164
                                                                                                                  ---------------
                                                                                                                       67,700,682

                    Beverages - 1.7%             2,021,000   Asahi Breweries Ltd.                                      29,476,661

                    Capital Markets - 1.1%       1,434,000   Mitsubishi UFJ Securities Co.                             17,975,861

                    Commercial Banks - 3.0%          1,222   Mitsubishi UFJ Financial Group, Inc.                      15,732,351
                                                     3,300   Sumitomo Mitsui Financial Group, Inc.                     34,658,874
                                                                                                                  ---------------
                                                                                                                       50,391,225

                    Consumer Finance - 1.4%        506,700   Takefuji Corp.                                            23,261,034

                    Household Durables - 1.2%    1,376,000   Sekisui House Ltd.                                        20,826,765

                    Insurance - 1.4%             1,848,000   Sompo Japan Insurance, Inc.                               24,214,255

                    Leisure Equipment &            644,800   Namco Bandai Holdings, Inc.                               10,141,817
                    Products - 0.6%

                    Metals & Mining - 0.8%       3,685,000   Sumitomo Metal Industries Ltd.                            14,138,864

                    Office Electronics - 1.2%      395,500   Canon, Inc.                                               20,635,074

                    Oil, Gas & Consumable        1,901,000   Nippon Mining Holdings, Inc.                              13,444,586
                    Fuels - 0.8%

                    Pharmaceuticals - 1.2%         331,000   Takeda Pharmaceutical Co., Ltd.                           20,662,093

                    Trading Companies &          3,232,000   Sojitz Corp. (c)                                          10,511,904
                    Distributors - 0.6%

                    Wireless Telecommunication       2,700   KDDI Corp.                                                16,831,406
                    Services - 1.0%

                                                             Total Common Stocks in Japan                             340,212,227


Netherlands - 3.0%  Diversified Financial          883,954   ING Groep NV CVA                                          38,844,169
                    Services - 2.3%

                    Metals & Mining - 0.7%         341,411   Mittal Steel Co. NV                                       11,901,942

                                                             Total Common Stocks in the Netherlands                    50,746,111

Norway - 1.3%       Oil, Gas & Consumable          964,089   Statoil ASA                                               22,813,117
                    Fuels - 1.3%

                                                             Total Common Stocks in Norway                             22,813,117


Singapore - 1.5%    Commercial Banks - 1.0%      1,707,000   United Overseas Bank Ltd.                                 17,539,145

                    Industrial                     848,000   Keppel Corp. Ltd.                                          7,911,246
                    Conglomerates - 0.5%

                                                             Total Common Stocks in Singapore                          25,450,391


South Korea - 1.0%  Metals & Mining - 1.0%          66,433   POSCO                                                     17,196,075

                                                             Total Common Stocks in South Korea                        17,196,075


Spain - 1.9%        Commercial Banks - 1.9%      1,392,302   Banco Bilbao Vizcaya Argentaria SA                        32,187,570

                                                             Total Common Stocks in Spain                              32,187,570


Sweden - 3.9%       Commercial Banks - 1.2%        764,298   Svenska Handelsbanken Class A                             20,649,515

                    Diversified Financial        1,355,386   Investor AB                                               28,204,265
                    Services - 1.7%

                    Diversified                  2,662,077   TeliaSonera AB                                            17,072,630
                    Telecommunication
                    Services - 1.0%

                                                             Total Common Stocks in Sweden                             65,926,410


Switzerland - 4.7%  Capital Markets - 3.4%         455,728   Credit Suisse Group                                       26,294,446
                                                   532,567   UBS AG                                                    31,768,421
                                                                                                                  ---------------
                                                                                                                       58,062,867

                    Insurance - 1.3%               290,905   Swiss Reinsurance Registered Shares                       22,201,530

                                                             Total Common Stocks in Switzerland                        80,264,397

Taiwan - 2.6%       Computers &                 15,454,121   Lite-On Technology Corp.                                  19,073,973
                    Peripherals - 1.2%

                    Semiconductors &            13,502,442   Vanguard International Semiconductor Corp.                 8,628,345
                    Semiconductor
                    Equipment - 0.5%

                    Wireless                    16,280,000   Taiwan Cellular Corp.                                     15,592,598
                    Telecommunication
                    Services - 0.9%

                                                             Total Common Stocks in Taiwan                             43,294,916


United              Aerospace & Defense - 1.6%   3,638,941   BAE Systems Plc                                           26,866,376
Kingdom - 20.1%

                    Commercial Banks - 7.6%      2,711,697   Barclays Plc                                              34,139,979
                                                 1,980,979   HBOS Plc                                                  39,112,633
                                                 3,092,495   HSBC Holdings Plc                                         56,292,825
                                                                                                                  ---------------
                                                                                                                      129,545,437

                    Insurance - 3.7%             2,375,330   Aviva Plc                                                 34,741,462
                                                 2,291,302   Prudential Plc                                            28,397,850
                                                                                                                  ---------------
                                                                                                                       63,139,312

                    Oil, Gas & Consumable        1,850,399   BP Plc                                                    20,116,414
                    Fuels - 3.6%                 1,195,915   Royal Dutch Shell Plc Class B                             40,500,493
                                                                                                                  ---------------
                                                                                                                       60,616,907

                    Specialty Retail - 0.9%      2,605,799   Kesa Electricals Plc                                      15,855,777

                    Wireless                    19,613,000   Vodafone Group Plc                                        44,787,322
                    Telecommunication
                    Services - 2.7%

                                                             Total Common Stocks in the United Kingdom                340,811,131

                                                             Total Common Stocks
                                                             (Cost - $1,318,565,754) - 98.0%                        1,663,295,062


                                                Beneficial
                                                  Interest   Other Interests (d)
United              Electric                 $      70,000   British Energy Plc Deferred Shares                                 0
Kingdom - 0.0%      Utilities - 0.0%

                                                             Total Other Interests (Cost - $0) - 0.0%                           0


                                                      Face
                                                    Amount   Short-Term Securities
United              Time Deposits - 0.0%     $      17,013   Brown Brothers Harriman & Co., 4.63% due 10/02/2006           17,013
States - 0.0%



                                                Beneficial
                                                  Interest
                                             $  32,591,010   BlackRock Liquidity Series, LLC
                                                             Cash Sweep Series I, 5.18% (a)(b)                         32,591,010

                                                             Total Short-Term Securities
                                                             (Cost - $32,608,023) - 1.9%                               32,608,023

                                                             Total Investments (Cost - $1,351,173,777*) - 99.9%     1,695,903,085
                                                             Other Assets Less Liabilities - 0.1%                       1,419,120
                                                                                                                  ---------------
                                                             Net Assets - 100.0%                                  $ 1,697,322,205
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $     1,370,189,041
                                                ===================
    Gross unrealized appreciation               $       356,484,306
    Gross unrealized depreciation                      (30,770,262)
                                                -------------------
    Net unrealized appreciation                 $       325,714,044
                                                ===================


(a) Represents the current yield as of September 30, 2006.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                              Net              Interest
    Affiliate                               Activity            Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series I               $  (15,314,835)       $  356,003


(c) Non-income producing security.

(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities, and are non-income producing.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

  o Forward foreign exchange contracts as of September 30, 2006 were as follows:


    Foreign Currency                       Settlement            Unrealized
    Purchased                                 Date             Depreciation

    EUR  3,169,760                        October 2006        $    (10,884)
                                                              -------------
    Total Unrealized Depreciation on Forward
    Foreign Exchange Contracts - Net
    (USD Commitment - $4,027,117)                             $    (10,884)
                                                              =============

  o Currency Abbreviations:

    EUR    Euro
    USD    U.S. Dollar



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock International Value Fund of BlackRock Funds II


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock International Value Fund of BlackRock Funds II


Date:  November 17, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock International Value Fund of BlackRock Funds II


Date:  November 17, 2006


By:    /s/ Donald C. Burke
       ----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock International Value Fund of BlackRock Funds II


Date:  November 17, 2006